Cash and Cash Equivalents (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Cash, cash equivalents and marketable securities [Line Items]
Cash	¥ 260,109	¥ 161,597
Certificates of deposit	60,000	20,000
Commercial paper	69,989	199,979
Bailment for consumption	100,000	140,000
Other	3,576	502
Total	¥ 493,674	¥ 522,078	¥ 765,551	¥ 357,715